Right-Of-Use Assets and Lease Liabilities	12 Months Ended
Dec. 31, 2019
Disclosure of quantitative information about leases for lessee [abstract]
Right-Of-Use Assets and Lease Liabilities
Note 19 – Right-Of-Use Assets and Lease Liabilities

A)	The Group leases the following items:

i)	Land

The leases are typically entered into with government institutions for the construction and operation of OPC’s power plants. They typically run for a period of more than 20 years, with an option for renewal.

ii)	OPC gas transmission infrastructure

The lease for the gas Pressure Regulation and Measurement Station (“PRMS”) relates to the facility at OPC Hadera’s power plant. For further details, please refer to Note 20.B.b.

iii)	Offices

The leases range from 3 to 10 years, with options to extend.

B)	Right-of-use assets

	As at December 31, 2019
	Balance at beginning of year	Depreciation charge for the year	Adjustments	Balance at end of year
	$ Thousands

Land*	6,537	(263)	579	6,853
PRMS facility*	6,866	(451)	91	6,506
Offices	3,573	(487)	219	3,305
Others	423	-	36	459
	17,399	(1,201)	925	17,123

*Beginning balance includes reclassification from Property, Plant and Equipment, Net. Refer to Note 14 for further details.

C)	Amounts recognized in the consolidated statements of profit & loss

As at December 31,
2019
$ Thousands

Interest expenses in respect of lease liability	108

D)	Amounts recognized in the consolidated statements of cash flows

As at December 31,
2019
$ Thousands

Total cash outflow for leases	831